ACCOUNTS RECEIVABLE - Schedule of Changes in the Allowance for Doubtful Accounts (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Allowance For Credit Losses [Abstract]
Balances at the beginning of the year	R$ (22,815)
Balances at the end of the year	(24,676)
Accounts receivable
Allowance For Credit Losses [Abstract]
Balances at the beginning of the year	(22,815)	R$ (27,724)
Additions	(6,905)	(19,720)
Reversals	3,828	12,024
Write-off of uncollectible amounts	1,216	2,440
Balances at the end of the year	R$ (24,676)	R$ (32,980)